PLANT AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Depreciation and amortization expense	$ 25,246	$ 25,063
QPAGOS Corporation - Parent Company [Member]
Depreciation and amortization expense			$ 37,810	$ 30,600